8. LOSS PER SHARE (Tables)	15 Months Ended
Mar. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share
	2013	2012
Net Income (Loss)	$(20,752,795)	$(163,456)

Net income (loss) per share:
Net income (loss) per share – basic and diluted	$(0.06)	$(0.00)

Weighted average common shares outstanding – basic and diluted	356,066,667	335,000,000